Legal Status, Management and Business Activity (Details)	12 Months Ended
Dec. 31, 2024
Legal Status, Management and Business Activity [Line items]
Estimated overall progress percentage	22.00%
Brooge Renewable Energy Limited [Member]
Legal Status, Management and Business Activity [Line items]
Subsidiary ownership percentage	100.00%
BPGIC FZE [Member]
Legal Status, Management and Business Activity [Line items]
Subsidiary ownership percentage	100.00%
BPGIC Phase III FZE [Member]
Legal Status, Management and Business Activity [Line items]
Subsidiary ownership percentage	100.00%
BPGIC [Member]
Legal Status, Management and Business Activity [Line items]
Subsidiary ownership percentage	100.00%